UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS – 22.0%
$248,116	AqGen Liberty Management I, Inc. 6.500%, 7/1/2019[1,2]	$240,672
250,000	Asurion LLC 8.500%, 3/3/2021[1,2]	249,166
333,152	BATS Global Markets Holdings, Inc. 5.000%, 1/31/2020[1,2]	332,319
477,639	BMC Software Finance, Inc. 5.000%, 9/10/2020[1,2]	466,147
250,000	Capital Automotive LP 6.000%, 4/30/2020[1,2]	250,000
425,896	Cedar Bay Generating Co. LP 6.250%, 4/23/2020[1,2]	422,702
498,709	CHG Buyer Corp. 4.250%, 11/19/2019[1,2]	494,034
238,505	Dealertrack Technologies, Inc. 3.500%, 2/28/2021[1,2]	234,431
250,000	Flexera Software LLC 8.000%, 4/2/2021[1,2]	240,000
250,000	Jonah Energy LLC 8.750%, 5/12/2021[1,2]	216,250
494,975	MacDermid, Inc. 4.000%, 6/7/2020[1,2]	486,159
500,000	Mattress Holding Corp. 5.250%, 10/20/2021[1,2]	498,437
333,491	Medpace Holdings, Inc. 5.000%, 4/1/2021[1,2]	330,573
493,703	Monitronics International, Inc. 4.250%, 3/23/2018[1,2]	489,175
497,500	MPS Mustang Corp. 4.250%, 9/30/2020[2]	488,794
250,000	P2 Lower Acquisition LLC 9.500%, 10/22/2021[1,2]	242,500
248,987	Par Pharmaceutical Cos., Inc. 4.000%, 9/28/2019[1,2]	242,762
496,102	PGA Holdings, Inc. 4.250%, 4/20/2018[1,2]	491,917
	Power Buyer LLC
377,903	4.250%, 5/6/2020[1,2]	369,087
20,178	4.250%, 5/6/2020[1,2]	19,708
494,928	Protection One, Inc. 4.250%, 3/21/2019[2]	492,453
543,125	RBS Global, Inc. 4.000%, 8/21/2020[1,2]	533,213
495,174	Sandy Creek Energy Associates LP 5.000%, 11/8/2020[1,2]	486,385

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$396,620	Spin Holdco, Inc. 4.250%, 11/8/2019[1,2]	$391,169
248,710	Univision Communications, Inc. 4.000%, 3/1/2020[1,2]	243,736

	TOTAL BANK LOANS (Cost $9,119,197)	8,951,789

	CORPORATE BONDS – 76.8%
	BASIC MATERIALS – 2.2%
	FMG Resources August 2006 Pty Ltd. (Australia)
250,000	6.000%, 4/1/2017[1,3,4]	239,844
200,000	8.250%, 11/1/2019[1,3,4]	182,750
500,000	INEOS Group Holdings S.A. (Luxembourg) 6.125%, 8/15/2018[1,3,4]	482,500
		905,094
	COMMUNICATIONS – 9.2%
650,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.500%, 4/30/2021[1]	684,938
550,000	Equinix, Inc. 4.875%, 4/1/2020[1]	550,000
500,000	Goodman Networks, Inc. 12.125%, 7/1/2018[1]	518,750
400,000	Intelsat Jackson Holdings S.A. (Luxembourg) 7.250%, 10/15/2020[1,3]	423,500
600,000	Level 3 Financing, Inc. 7.000%, 6/1/2020[1]	635,250
300,000	Mediacom Broadband LLC / Mediacom Broadband Corp. 5.500%, 4/15/2021[1]	302,625
600,000	T-Mobile USA, Inc. 6.464%, 4/28/2019[1]	625,500
		3,740,563
	CONSUMER, CYCLICAL – 7.4%
400,000	American Axle & Manufacturing, Inc. 5.125%, 2/15/2019[1]	410,000
450,000	Aramark Services, Inc. 5.750%, 3/15/2020[1]	466,875
400,000	Carmike Cinemas, Inc. 7.375%, 5/15/2019[1]	427,000
250,000	GameStop Corp. 5.500%, 10/1/2019[1,4]	251,875
400,000	Hanesbrands, Inc. 6.375%, 12/15/2020[1]	426,000
574,000	Meritage Homes Corp. 7.150%, 4/15/2020	619,920

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$400,000	WCI Communities, Inc. 6.875%, 8/15/2021[1]	$403,000
		3,004,670
	CONSUMER, NON-CYCLICAL – 14.1%
450,000	Acadia Healthcare Co., Inc. 6.125%, 3/15/2021[1]	461,250
500,000	APX Group, Inc. 6.375%, 12/1/2019[1]	481,250
450,000	Biomet, Inc. 6.500%, 10/1/2020[1]	475,875
200,000	Capsugel S.A. (Luxembourg) 7.000%, 5/15/2019[1,3,4]	202,375
150,000	Centene Corp. 5.750%, 6/1/2017	159,750
500,000	FreseniU.S. Medical Care U.S. Finance II, Inc. 5.625%, 7/31/2019[4]	536,250
	HCA, Inc.
100,000	4.250%, 10/15/2019	101,625
500,000	6.500%, 2/15/2020	561,500
300,000	JBS USA LLC / JBS USA Finance, Inc. 7.250%, 6/1/2021[1,4]	310,500
250,000	Par Pharmaceutical Cos., Inc. 7.375%, 10/15/2020[1]	262,500
450,000	Salix Pharmaceuticals Ltd. 6.000%, 1/15/2021[1,4]	460,125
500,000	Smithfield Foods, Inc. 5.250%, 8/1/2018[1,4]	510,000
350,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	376,715
300,000	United Rentals North America, Inc. 7.375%, 5/15/2020[1]	325,500
250,000	Valeant Pharmaceuticals International 6.375%, 10/15/2020[1,4]	262,188
250,000	Valeant Pharmaceuticals International, Inc. (Canada) 6.750%, 8/15/2018[1,3,4]	266,567
		5,753,970
	ENERGY – 20.2%
650,000	American Energy-Permian Basin LLC / AEPB Finance Corp. 7.125%, 11/1/2020[1,4]	484,250
350,000	Antero Resources Finance Corp. 6.000%, 12/1/2020[1]	350,875
500,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 6.625%, 10/1/2020[1]	511,250

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$500,000	Carrizo Oil & Gas, Inc. 7.500%, 9/15/2020[1]	$482,500
350,000	Concho Resources, Inc. 7.000%, 1/15/2021[1]	368,375
350,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.000%, 12/15/2020[1]	336,875
400,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/2020[1]	406,000
350,000	Genesis Energy LP / Genesis Energy Finance Corp. 5.750%, 2/15/2021[1]	327,250
250,000	Halcon Resources Corp. 9.750%, 7/15/2020[1]	188,750
435,000	Holly Energy Partners LP / Holly Energy Finance Corp. 6.500%, 3/1/2020[1]	432,825
250,000	Legacy Reserves LP / Legacy Reserves Finance Corp. 8.000%, 12/1/2020[1]	208,750
500,000	Linn Energy LLC / Linn Energy Finance Corp. 6.250%, 11/1/2019[1]	427,500
500,000	Oasis Petroleum, Inc. 7.250%, 2/1/2019[1]	482,500
400,000	Offshore Group Investment Ltd. (Cayman Islands) 7.500%, 11/1/2019[1,3]	300,000
300,000	Pacific Drilling V Ltd. (Virgin Islands (British)) 7.250%, 12/1/2017[1,3,4]	273,000
355,000	Penn Virginia Corp. 8.500%, 5/1/2020[1]	285,775
350,000	Regency Energy Partners LP / Regency Energy Finance Corp. 5.750%, 9/1/2020[1]	352,625
350,000	Resolute Energy Corp. 8.500%, 5/1/2020[1]	178,063
450,000	RKI Exploration & Production LLC / RKI Finance Corp. 8.500%, 8/1/2021[1,4]	365,625
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
300,000	4.125%, 11/15/2019[1,4]	290,250
386,000	6.875%, 2/1/2021[1]	396,615
350,000	Ultra Petroleum Corp. (Canada) 5.750%, 12/15/2018[1,3,4]	324,625
530,000	Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 4/1/2020[1]	459,907
		8,234,185
	FINANCIAL – 10.6%
	Aircastle Ltd. (Bermuda)
250,000	4.625%, 12/15/2018[3]	251,875

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIAL (Continued)
$250,000	7.625%, 4/15/2020[3]	$278,125
400,000	American Capital Ltd. 6.500%, 9/15/2018[1,4]	420,000
400,000	CIT Group, Inc. 5.500%, 2/15/2019[4]	423,250
450,000	CNO Financial Group, Inc. 6.375%, 10/1/2020[1,4]	477,000
400,000	Denali Borrower LLC / Denali Finance Corp. 5.625%, 10/15/2020[1,4]	417,200
500,000	E*TRADE Financial Corp. 6.375%, 11/15/2019[1]	532,500
500,000	Fly Leasing Ltd. (Bermuda) 6.750%, 12/15/2020[1,3]	506,250
	Nationstar Mortgage LLC / Nationstar Capital Corp.
250,000	6.500%, 8/1/2018[1]	239,375
100,000	7.875%, 10/1/2020[1]	96,500
200,000	Ocwen Financial Corp. 6.625%, 5/15/2019[1,4]	184,000
500,000	Stearns Holdings, Inc. 9.375%, 8/15/2020[1,4]	502,500
		4,328,575
	INDUSTRIAL – 7.0%
250,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 6.250%, 1/31/2019[1,3,4]	245,000
600,000	BlueLine Rental Finance Corp. 7.000%, 2/1/2019[1,4]	616,500
350,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 7.250%, 2/15/2021[1]	330,750
350,000	Nortek, Inc. 8.500%, 4/15/2021[1]	376,250
	Novelis, Inc. (Canada)
250,000	8.375%, 12/15/2017[1,3]	259,687
100,000	8.750%, 12/15/2020[1,3]	106,500
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
250,000	7.125%, 4/15/2019[1]	259,063
250,000	5.750%, 10/15/2020[1]	257,500
400,000	SBA Communications Corp. 5.625%, 10/1/2019[1]	411,000
		2,862,250
	TECHNOLOGY – 4.8%
500,000	ACI Worldwide, Inc. 6.375%, 8/15/2020[1,4]	524,375

Fountain Short Duration High Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2014 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$350,000	iGATE Corp. 4.750%, 4/15/2019[1]	$351,750
500,000	Infor US, Inc. 9.375%, 4/1/2019[1]	536,875
500,000	SunGard Data Systems, Inc. 7.625%, 11/15/2020[1]	532,500
		1,945,500
	UTILITIES – 1.3%
250,000	GenOn Energy, Inc. 9.500%, 10/15/2018	250,000
250,000	NRG Energy, Inc. 7.625%, 1/15/2018	275,000
		525,000
	TOTAL CORPORATE BONDS (Cost $32,882,506)	31,299,807

	TOTAL INVESTMENTS – 98.8% (Cost $42,001,703)	40,251,596
	Other Assets in Excess of Liabilities – 1.2%	505,404

	TOTAL NET ASSETS – 100.0%	$40,757,000

LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating or step rate security.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

See accompanying Notes to Schedule of Investments.

Fountain Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Note 1 – Organization
Fountain Short Duration High Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and capital appreciation.  The Fund commenced investment operations on October 7, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.  The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Fountain Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2014 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes
At December 31, 2014, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$42,001,703

Gross unrealized appreciation	$96,663
Gross unrealized depreciation	(1,846,770)

Net unrealized depreciation on investments	$(1,750,107)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Fountain Short Duration High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2014 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1**	Level 2	Level 3**	Total
Investments
Bank Loans	$-	$8,951,789	$-	$8,951,789
Corporate Bonds*	-	31,299,807	-	31,299,807
Total Investments	$-	$40,251,596	$-	$40,251,596

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 1 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	2/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	2/27/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	2/27/2015